April 10, 2006



BY EDGAR


Securities and Exchange Commission
Washington, DC  20549

Attn: William H. Demarest, Staff Accountant

         Re:      TMP INLAND EMPIRE FUND VI, LTD.
                  Amendment No. 1 to Current Report on Form 8-K
                  Event Dated March 28, 2006
                  SEC File No. 0-19940

Dear Sir:

This letter is in response to your letter of April 3, 2006 commenting on our Form 8-K filed April 3, 2006 reporting an event dated March 28, 2006.

In response to your comment number 1, Amendment No. 1 filed contemporaneously with this letter now addresses the interim period through the date of the auditor's resignation, March 28, 2006.

Furthermore, we hereby acknowledge that:

     o The registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

     o Staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

     o The registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Should you have further inquiries or comments, please contact us.

                                   Sincerely,

                                   TMP Inland Empire Fund VI. Ltd.

                                   By:  /s/ William O. Passo
                                   --------------------------------
                                   President, TMP Investments, Inc.
                                   General Partner